Cover	Apr. 27, 2023
Statement [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K dated May 1, 2023 filed by Corning Incorporated (the “Company”) with the U.S. Securities and Exchange Commission (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company's 2023 Annual Meeting of Shareholders held on April 27, 2023 (the “2023 Annual Meeting”). The sole purpose of this Amendment is to disclose the Company's decision regarding how frequently it will conduct future shareholder advisory votes to approve the compensation of the Company's named executive officers (“say on pay”). No other changes have been made to the Original Form 8-K.
Document Period End Date	Apr. 27, 2023
Entity File Number	1-3247
Entity Registrant Name	CORNING INC /NY
Entity Central Index Key	0000024741
Entity Tax Identification Number	16-0393470
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	One Riverfront Plaza
Entity Address, City or Town	Corning
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14831
City Area Code	607
Local Phone Number	974-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.50 par value per share [Member]
Statement [Line Items]
Title of 12(b) Security	Common Stock, $0.50 par value per share
Trading Symbol	GLW
Security Exchange Name	NYSE
3.875% Notes due 2026 [Member]
Statement [Line Items]
Title of 12(b) Security	3.875% Notes due 2026
No Trading Symbol Flag	true
Security Exchange Name	NYSE
4.125% Notes due 2031 [Member]
Statement [Line Items]
Title of 12(b) Security	4.125% Notes due 2031
No Trading Symbol Flag	true
Security Exchange Name	NYSE